Net Sales by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 34,413	$ 29,709	$ 111,984	$ 95,005	$ 136,803	$ 114,454	$ 92,830
Canada	1,870	1,129	5,278	3,315	4,501	3,162	3,185
Net sales	$ 36,283	$ 30,838	$ 117,262	$ 98,320	$ 141,304	$ 117,616	$ 96,015